Loans and financing - Variation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	R$ (44,149)
Accrued interest	165,881	R$ 8,642	R$ 6,205
Payments of loans and financing	(296,262)	R$ (150,000)	R$ 0
Debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debentures	1,950,000
Payments for debt issue costs	(44,149)
Accrued interest	165,881
Payment of interest	(155,254)
Payments of loans and financing	(296,262)
Balance at ending of period	R$ 1,620,216